NYSE Regulation, Inc
20 Broad Street, 24th Floor
New York, NY 10005

Received SEC

NOV 29 2013

Washington, DC 20549

NYSE REGULATION

[redacted]

13003674

November 29, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

001-36210

To whom it may concern:

This is to certify that on November 20, 2013 the NYSE MKT LLC (the "Exchange") received from LiqTech International, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $0.001

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Managing Director, Corporate Compliance
NYSE Regulation, Inc.